Debt and Other Financing (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Schedule of Debt [Table Text Block]
Debt at December 31 consisted of the following:

	2015	2014
Debt maturing within one year:
Notes payable	$50.4	$116.0
Current portion of long-term debt	4.8	5.7
Total	$55.2	$121.7
Long-term debt:
2.375% Notes, due March 2016	$—	$249.2
5.75% Notes, due March 2018	249.4	249.0
4.20% Notes, due July 2018	249.6	249.2
6.50% Notes, due March 2019	347.7	347.1
Other debt, payable through 2025 with interest from .4% to 7.8%	12.7	12.8
4.60% Notes, due March 2020	497.3	496.6
5.00% Notes, due March 2023	493.7	492.8
6.95% Notes, due March 2043	246.8	246.7
Total	2,097.2	2,343.4
Amortization of swap termination	58.1	79.4
Less current portion	(4.8)	(5.7)
Total long-term debt	$2,150.5	$2,417.1

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of Long-Term Debt
Annual maturities of long-term debt, which includes our notes (including unamortized discounts and premiums) and capital leases outstanding at December 31, 2015, are as follows:

	2016	2017	2018	2019	2020	2021 and Beyond	Total
Maturities	$4.8	$3.6	$503.2	$350.1	$500.0	$751.0	$2,112.7